Pension Schemes - Summary of Defined Benefit Pension Expense (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
UK schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.85%	2.60%	2.65%
Inflation	3.15%	3.15%	3.25%
US [member] | Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.20%	3.55%	4.00%
Inflation	2.50%	2.50%	2.50%